UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-5399

The New America High Income Fund, Inc.
(Exact name of registrant as specified in charter)

33 Broad Street Boston, MA	02109
(Address of principal executive offices)	(Zip code)

Richard E. Floor, Secretary

The New America High Income Fund, Inc.

33 Broad Street, Boston MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-263-6400

Date of fiscal year end:	12/31

Date of reporting period:	7/1/03 – 6/30/04

Item 1.           Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

Note 1.  In its role as the Fund's investment adviser, T. Rowe Price Associates votes all proxies with respect to securities held in the Fund's portfolio.

Vote Summary Report

Jul 01, 2003 - Jun 30, 2004

The New America High Income Fund

Mtg Date/Type	Company/ Ballot Issues		Security	Mgmt Rec	Vote Cast	Record Date	Prpnent	Shares Voted

06/02/04 - A	Alamosa Holdings, Inc.		011589207			04/16/04		1,150
*APCS*
	1	Elect Directors		For	For		Mgmt
	2	Amend Employee Stock Purchase Plan		For	For		Mgmt
	3	Ratify Auditors		For	For		Mgmt

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The New America High Income Fund, Inc.

By (Signature and Title)*	Robert F. Birch President

Date	August 26, 2004

* Print the name and title of each signing officer under his or her signature.